Prospectus Supplement

February 24, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated February 24, 2017 to the Morgan Stanley Institutional Fund, Inc. (the "Fund") Prospectus dated April 29, 2016

Active International Allocation Portfolio (the "Portfolio")

Effective June 30, 2017, Ann D. Thivierge will no longer serve as a portfolio manager to the Portfolio. Accordingly, effective June 30, 2017, all references to Ms. Thivierge will be removed from the Portfolio's Prospectus.

Effective April 1, 2017, subject to approval by the Board of Directors of the Fund, the section of the Prospectus entitled "Portfolio Summary—Active International Allocation Portfolio—Fund Management" is hereby deleted and replaced with the following:

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Sub-Adviser. Morgan Stanley Investment Management Company.

Portfolio Managers. The Portfolio is managed by members of the Active International Allocation team. Information about the members primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser/Sub-Adviser	Date Began Managing Portfolio
Ann D. Thivierge*	Managing Director of the Adviser	June 1995
Ben V. Rozin	Executive Director of the Adviser	April 2017
Munib Madni	Managing Director of MSIM Company	April 2017
Jitania Kandhari	Managing Director of the Adviser	April 2017

*  Effective June 30, 2017, Ann D. Thivierge will no longer serve as a portfolio manager to the Portfolio.

Effective April 1, 2017, subject to approval by the Board of Directors of the Fund, the section of the Prospectus entitled "Fund Management—Sub-Advisers" is hereby deleted and replaced with the following:

The Adviser has entered into Sub-Advisory Agreements with MSIM Limited, located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England (with respect to the Global Franchise, Global Quality and International Equity Portfolios) and MSIM Company, located at 23 Church Street, 16-01 Capital Square, Singapore 049481 (with respect to the Active International Allocation, Emerging Markets Leaders, Emerging Markets, Global Franchise, Global Quality and International Equity Portfolios). The Sub-Advisers are wholly owned subsidiaries of Morgan Stanley. The Sub-Advisers provide the relevant Portfolios with investment advisory services subject to the overall supervision of the Adviser and the Fund's officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the relevant Portfolios.

Effective April 1, 2017, subject to approval by the Board of Directors of the Fund, the section of the Prospectus entitled "Fund Management—Portfolio Management—Active International Allocation Portfolio" is hereby deleted and replaced with the following:

Active International Allocation Portfolio
The Portfolio is managed by members of the Active International Allocation team. The team consists of portfolio managers and analysts. The current members of the team primarily responsible for the day-to-day management of the Portfolio are Ann D. Thivierge, Ben V. Rozin, Munib Madni and Jitania Kandhari.

Ms. Thivierge has been associated with the Adviser in an investment management capacity since 1986. Mr. Rozin has been associated with the Adviser in an investment management capacity since January 2017. Prior to January 2017, Mr. Rozin was the co-lead portfolio manager at Manning & Napier for the International Series Fund from June 2009 to December 2016 and the Emerging Markets Fund from March 2015 to December 2016 as well as a senior investment strategist and international economist from March 2005 to December 2016. Mr. Madni has been associated with MSIM Company in an investment management capacity since 2005. Ms. Kandhari has been associated with the Adviser in an investment management capacity since 2006.

Please retain this supplement for future reference.

  IFIAIAPROSPT 0317

Statement of Additional Information Supplement

February 24, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated February 24, 2017 to the Morgan Stanley Institutional Fund, Inc. (the "Fund") Statement of Additional Information dated April 29, 2016, as supplemented on July 15, 2016

Active International Allocation Portfolio (the "Portfolio")

Effective June 30, 2017, Ann D. Thivierge will no longer serve as a portfolio manager to the Portfolio. Accordingly, effective June 30, 2017, all references to Ms. Thivierge will be removed from the Portfolio's Statement of Additional Information.

Effective April 1, 2017, subject to approval by the Board of Directors of the Fund, the third sentence of the first paragraph of the section of the Statement of Additional Information entitled "Investment Policies and Strategies" is hereby deleted and replaced with the following:

Under the supervision of the Adviser, Morgan Stanley Investment Management Limited ("MSIM Limited") acts as investment sub-adviser to the Global Franchise, Global Infrastructure, Global Quality, Global Real Estate, International Equity and International Real Estate Portfolios; Morgan Stanley Investment Management Company ("MSIM Company") acts as investment sub-adviser to the Active International Allocation, Emerging Markets Leaders, Emerging Markets, Global Franchise, Global Infrastructure, Global Quality, Global Real Estate, International Equity and International Real Estate Portfolios (MSIM Limited and MSIM Company are each referred to herein individually as the "Sub-Adviser" and together as the "Sub-Advisers").

Effective April 1, 2017, subject to approval by the Board of Directors of the Fund, the first sentence of the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Sub-Advisers" is hereby deleted and replaced with the following:

The Adviser has entered into Sub-Advisory Agreements with Morgan Stanley Investment Management Limited, located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England (with respect to the Global Franchise, Global Infrastructure, Global Quality, Global Real Estate, International Equity and International Real Estate Portfolios) and Morgan Stanley Investment Management Company, located at 23 Church Street, 16-01 Capital Square, Singapore 049481 (with respect to the Active International Allocation, Emerging Markets Leaders, Emerging Markets, Global Franchise, Global Infrastructure, Global Quality, Global Real Estate, International Equity and International Real Estate Portfolios).

Effective April 1, 2017, subject to approval by the Board of Directors of the Fund, the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2015 (unless otherwise indicated)—Active International Allocation" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Active International Allocation
Ann D. Thivierge	0	$0	0	$0	6(1)	$2.3 billion(1)
Ben V. Rozin**	0	$0	0	$0	0	$0
Munib Madni**	7	$2.2 billion	6	$5.1 billion	23(2)	$8.3 billion(2)
Jitania Kandhari**	1	$5.1 million	1	$4.8 million	2	$533.8 million

**  As of December 31, 2016

(1)  Of these other accounts, two accounts with a total of approximately $922.5 million in assets had performance-based fees.

(2)  Of these other accounts, five accounts with a total of approximately $2.4 billion in assets had performance-based fees.

Effective April 1, 2017, subject to approval by the Board of Directors of the Fund, the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—Active International Allocation" is hereby deleted and replaced with the following:

Portfolio and Portfolio Managers	Portfolio Holdings
Active International Allocation
Ann D. Thivierge	$10,001-$50,000
Ben V. Rozin**	$0
Munib Madni**	$0
Jitania Kandhari**	$0

** As of December 31, 2016

Please retain this supplement for future reference.